UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08097
                                  ----------------------------------------------

                           PAX WORLD GROWTH FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      222 State Street, Portsmouth, NH                            03801-3853
--------------------------------------------------------------------------------
 (Address of principal executive offices)                         (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   Attn.: Laurence A. Shadek, Thomas W. Grant
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-767-1729

Date of fiscal year end:      December 31
                        --------------------------------------------------------

Date of reporting period:     March 31, 2005
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.     Schedule of Investments.


                                                         Schedule of Investments
                                                                  March 31, 2005
PAX WORLD GROWTH FUND, INC.



PERCENT OF NET ASSETS,                                                                  NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                                    OF SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS: 87.7%

CONSUMER DISCRETIONARY: 4.4%
         Coach, Inc. (a)                                                                20,000                    $  1,132,600
         Dick's Sporting Goods, Inc. (a)                                                50,000                       1,836,500
                                                                                                                  ------------

                                                                                                                     2,969,100
                                                                                                                  ------------

CONSUMER STAPLES: 6.2%
         Walgreen Co.                                                                   50,000                       2,221,000
         The Gillette Co.                                                               40,000                       2,019,200
                                                                                                                  ------------

                                                                                                                     4,240,200
                                                                                                                  ------------

ENERGY: 13.9%
         Apache Corp.                                                                   30,000                       1,836,900
         Baker Hughes, Inc.                                                             30,000                       1,334,700
         Chesapeake Energy Corp.                                                        70,000                       1,535,800
         Hydril Co. (a)                                                                 30,000                       1,752,300
         Questar Corp.                                                                  50,000                       2,962,500
                                                                                                                  ------------

                                                                                                                     9,422,200
                                                                                                                  ------------

HEALTH CARE: 27.1%
         American Healthways, Inc. (a)                                                  70,000                       2,311,400
         C. R. Bard, Inc.                                                               40,000                       2,723,200
         Johnson & Johnson                                                              30,000                       2,014,800
         Patterson Cos., Inc. (a)                                                       30,000                       1,498,500
         Sanofi-Aventis ADR                                                             50,000                       2,117,000
         Sierra Health Services, Inc. (a)                                               40,000                       2,553,600
         Stryker Corp.                                                                  40,000                       1,784,400
         Triad Hospitals, Inc. (a)                                                      30,000                       1,503,000
         UnitedHealth Group, Inc.                                                       20,000                       1,907,600
                                                                                                                  ------------

                                                                                                                    18,413,500
                                                                                                                  ------------

INDUSTRIALS: 7.0%
         Chicago Bridge and Iron Co. N.V.                                               50,000                       2,201,500
         Pentair, Inc.                                                                  65,000                       2,535,000
                                                                                                                  ------------

                                                                                                                     4,736,500
                                                                                                                  ------------

                                                                  March 31, 2005
PAX WORLD GROWTH FUND, INC.



PERCENT OF NET ASSETS,                                                                  NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                                    OF SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS, continued

INFORMATION TECHNOLOGY: 20.15%
         Autodesk, Inc.                                                                 60,000                    $  1,785,600
         CheckFree Corp. (a)                                                            50,000                       2,038,000
         Cognizant Technology Solutions Corp. (a)                                       60,000                       2,772,000
         Jabil Circuit, Inc. (a)                                                        50,000                       1,426,000
         Marvell Technology Group Ltd. (a)                                              40,000                       1,533,600
         QUALCOMM, Inc.                                                                 30,000                       1,099,500
         Symbol Technologies, Inc.                                                      50,000                         724,500
         Websense, Inc. (a)                                                             40,000                       2,152,000
                                                                                                                  ------------

                                                                                                                    13,531,200
                                                                                                                  ------------

MATERIALS: 2.5%
         Cemex S. A. de C.V. ADR                                                        46,990                       1,703,388
                                                                                                                  ------------

TELECOMMUNICATION SERVICES: 6.8%
         America Movil SA ADR                                                           60,000                       3,096,000
         Comverse Technology, Inc. (a)                                                  60,000                       1,513,200
                                                                                                                  ------------

                                                                                                                     4,609,200
                                                                                                                  ------------

TOTAL COMMON STOCKS
         (Cost $48,389,690)                                                                                         59,625,288
                                                                                                                  ------------

         MONEY MARKET SHARES: 11.0%

         Pax World Money Market Fund - note B (b)
         (Cost $7,514,624)                                                           7,514,624                       7,514,624
                                                                                                                  ------------

TOTAL INVESTMENTS: 98.7%
         (Cost $55,904,314)                                                                                         67,139,912
                                                                                                                  ------------

         Other assets and liabilities (Net):  1.3%                                                                     883,598
                                                                                                                  ------------

Net assets: 100%                                                                                                  $ 68,023,510
                                                                                                                  ------------

(a) Non-income producing security
(b) Affiliate - security is managed by Pax World Management Corp., the Fund's Adviser
ADR American Depository Receipt

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to March 31, 2005 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2005, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2005 was $55,904,314, $11,484,954, $(249,356) and $11,235,598, respectively.

INVESTMENT INFORMATION

The term "affiliate" includes other investment companies that are managed by a fund's adviser. At March 31, 2005, the Fund held the following security of an affiliated company:

Pax World Money Market Fund, Inc.

                                                                                             DIVIDENDS FROM NON CONTROLLED AFFILIATE
VALUE AT 12/31/04        PURCHASED COST             SOLD COST           VALUE AT 3/31/05     FOR THE THREE MONTHS ENDED 3/31/05
-----------------        --------------             ---------           ----------------     ----------------------------------
$1,827,826               $29,467,298                $23,780,500         $7,514,624           $40,721

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.     Controls and Procedures.

                  (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

                  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.     Exhibits.

                  Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Growth Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Thomas W. Grant
                         -------------------------------------------------------
                           Thomas W. Grant, President

Date     May 27, 2005
    ----------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Thomas W. Grant
                         -------------------------------------------------------
                           Thomas W. Grant, President

Date     May 27, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Janet L. Spates
                         -------------------------------------------------------
                           Janet L. Spates, Assistant Treasurer

Date     May 27, 2005
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.


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